Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Accounting Policies [Abstract]
Schedule of Plant and Equipment Estimated Useful Lives

Depreciation of plant and equipment are calculated on the straight-line method over their estimated useful lives or lease terms generally as follows:

Classification	Estimated useful lives
Furniture and fittings	10 years
Office equipment	10 years
Motor vehicle	10 years
Computer	10 years

Depreciation of plant and equipment are calculated on the straight-line method over their estimated useful lives or lease terms generally as follows:

Classification	Estimated useful lives
Furniture and Fittings	10 years
Office equipment	10 years
Motor vehicle	10 years
Computer	10 years

Schedule of Exchange Rates Translation

Translation of amounts from RM into US$1 has been made at the following exchange rates for the respective periods:

	As of and for the six months ended	As of and for the six months ended
	December 31, 2017	December 31, 2016

Period-end RM : US$1 exchange rate	4.06	4.48
Period-average RM : US$1 exchange rate	4.27	4.39
Period-end HKD$ : US$1 exchange rate	7.81	7.75
Period-average HKD$ : US$1 exchange rate	7.78	7.75

Translation of amounts from RM into US$1 and HKD$ into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the year ended	As of and for the year ended
	June 30, 2017	June 30, 2016

Period-end RM : US$1 exchange rate	4.29	4.02
Period-average RM : US$1 exchange rate	4.16	4.14
Period-end HKD$ : US$1 exchange rate	7.80	7.76
Period-average HKD$ : US$1 exchange rate	7.78	7.76